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[SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]
                                              1275 Pennsylvania Avenue NW
                                              Washington, D.C. 20004-2415
                                              202.383.0100
                                              fax 202.637.3593
                                              www.sutherland.com
                                              ATLANTA AUSTIN HOUSTON
                                              NEW YORK TALLAHASEE
                                              WASHINGTON DC

W. THOMAS CONNER
DIRECT LINE: 202.383.0590
E-mail: thomas.conner@sutherland.com

December 21, 2010

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Pre-Effective Amendment No. 1
     First MetLife Investors Insurance Company
     First MetLife Investors Variable Annuity Account One
     File Nos. 333-169687/811-03365 (Class VA - 4)

Commissioners:

On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), we are hereby transmitting for filing under the Securities Act of 1933, as amended (the "1933 Act"), Pre-Effective Amendment No. 1 (the "Amendment") to the Account's registration statement on Form N-4 for the purpose of registering an individual flexible premium deferred variable annuity contract under the 1933 Act. All financial statements and exhibits required to be filed are included herein.

The Amendment reflects the Company's responses to the comments received from the staff of the Securities and Exchange Commission ("SEC Staff") on the initial registration statement. This filing has been marked to show changes from the initial registration statement.

Pursuant to Rule 461 under the 1933 Act, the Company and the Account's principal underwriter have submitted requests for acceleration of effectiveness of the above-registration statement to December 21, 2010, or as soon as thereafter is reasonably practicable. The Company would very much appreciate any assistance the SEC Staff could provide in meeting such requests.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0590.

Sincerely,

/s/ W. Thomas Conner
-------------------------
W. Thomas Conner
Attachment
cc:  Lisa Flanagan, Esq.
     John M. Richards, Esq.